UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02485

John Hancock Current Interest

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

Annual report
John Hancock
Money Market Fund
Fixed income
March 31, 2023

A message to shareholders
Dear shareholder,
The bond market declined during the 12 months ended March 31, 2023. Investors remained focused on elevated inflation rates around the globe and the efforts of central banks to combat these inflationary pressures by aggressively raising short-term interest rates. While inflation began to ease during in the period, the U.S. Federal Reserve (Fed) continued their rate hikes.
Yields on the shortest-term bonds rose. U.S. Treasury securities and higher-quality corporate bonds produced the best returns, benefiting the most from the flight to quality, while shorter-term sectors such as asset-backed securities and commercial mortgage-backed securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Money Market Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	Your expenses
8	Fund’s investments
12	Financial statements
15	Financial highlights
17	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Statement regarding liquidity risk management
26	Trustees and Officers
30	More information
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital.
MATURITY COMPOSITION AS OF 3/31/2023 (% of total investments)

2	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The U.S. Federal Reserve (Fed) responded to rising inflation by tightening monetary policy aggressively
The Fed raised rates from a range of 0.25%–0.50% to 4.75%–5.00% over the course of the reporting period.
The fund’s yield rose significantly
Given the sensitivity of the money markets to Fed policy, rising rates translated to higher returns for the fund.
PORTFOLIO COMPOSITION AS OF 3/31/2023 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price.For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	3

Management’s discussion of fund performance
Can you describe some of the key events during the 12 months ended on March 31, 2023, as well as your portfolio strategy in this time?
The fund’s yield rose considerably in the past year, fueling positive total returns at a time in which both stocks and bonds finished with losses.The increase in money market yields reflected the continued shift in U.S. Federal Reserve (Fed) policy. Inflation, which had begun to tick up in late 2021, took another leg higher in the early part of the reporting period after Russia’s invasion of Ukraine exacerbated preexisting supply chain disruptions. Consumer price inflation surged as a result, with year-over-year increases of more than 8% in each month from March to September of 2022. The Fed responded with the fastest series of interest-rate increases in history. The benchmark fed funds rate, which stood in a range from 0.25%–0.50% at the start of the period, climbed to 4.75%–5.00% by the end of the period.
The collapse of three U.S. banks and the forced merger of Credit Suisse and UBS in Europe dominated the headlines in the first quarter of 2023. These bank failures exposed the ramifications of the fastest and steepest rate hiking cycle in recent history, and the resulting confidence crisis fueled bank runs at smaller institutions. The Fed and U.S. Treasury jointly announced a new facility, the Bank Term Funding Program (BTFP), to help contain the banking turmoil and support liquidity needs. The facility allows advances of up to one year for institutions that pledge eligible collateral (bond investments) at par value. The BTFP and the $25 billion backstop from the financial stability fund helped restore calm to the markets. The fund didn’t have any exposure to these banks and we maintained the mandated liquidity requirements even during the height of the banking crisis.
One notable outcome of the turmoil was that deposits flowed from banks to money market funds as investors clamored for higher-yielding options. As a result, the increase in money market fund assets that occurred last year accelerated further in the first quarter of 2023. In addition, the average yield on money market funds breached the 4% level and, as inflation declined, moved closer to positive territory in real (after-inflation) terms.
Late in the period we sought to lock in higher yields on fixed-rate securities given that the market had begun to price in the possibility of Fed rate cuts occurring later this year. We also maintained a significant allocation in overnight repurchase transactions to capture their attractive yields, manage portfolio liquidity, and track
4	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

the fed funds rate. Overall, we continued to invest defensively while seeking to balance liquidity and yield to achieve what we believed was the optimal positioning for the shifting environment.
MANAGED BY

Team of U.S. research analysts and
portfolio managers
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,017.30	$2.67	0.53%
	Hypothetical example	1,000.00	1,022.30	2.67	0.53%
Class C	Actual expenses/actual returns	1,000.00	1,017.30	2.67	0.53%
	Hypothetical example	1,000.00	1,022.30	2.67	0.53%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	7

Fund’s investments
AS OF 3-31-23
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 72.2%				$906,424,183
(Cost $906,424,183)
Federal Agricultural Mortgage Corp. (U.S. Federal Funds Effective Rate + 0.400%) (A)	05-18-23	4.855	8,743,000	8,748,012
Federal Agricultural Mortgage Corp. (SOFR + 0.030%) (A)	04-04-23	4.917	4,933,000	4,933,000
Federal Agricultural Mortgage Corp. (SOFR + 0.035%) (A)	04-06-23	4.922	9,930,000	9,930,000
Federal Agricultural Mortgage Corp. (SOFR + 0.200%) (A)	04-04-25	5.020	3,473,000	3,473,000
Federal Agricultural Mortgage Corp.	04-26-23 to 11-28-23	2.246 to 4.961	26,326,000	26,287,553
Federal Farm Credit Bank (3 month USBMMY + 0.023%) (A)	07-17-23	4.819	5,000,000	5,000,000
Federal Farm Credit Bank (3 month USBMMY + 0.025%) (A)	06-15-23	4.827	4,723,000	4,722,951
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate - 0.005%) (A)	06-22-23	4.888	3,420,000	3,420,028
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate - 0.015%) (A)	05-15-23	4.892	4,000,000	3,999,951
Federal Farm Credit Bank (3 month USBMMY + 0.035%) (A)	05-03-23	4.901	12,448,000	12,447,254
Federal Farm Credit Bank (SOFR + 0.015%) (A)	05-02-23	4.907	18,346,000	18,345,921
Federal Farm Credit Bank (Prime rate - 3.155%) (A)	09-08-23	4.912	4,500,000	4,500,000
Federal Farm Credit Bank (SOFR + 0.035%) (A)	04-21-23	4.917	1,000,000	1,000,003
Federal Farm Credit Bank (Prime rate - 3.150%) (A)	07-26-23	4.918	6,762,000	6,761,995
Federal Farm Credit Bank (SOFR + 0.060%) (A)	07-08-24	4.948	5,018,000	5,018,000
Federal Farm Credit Bank (Prime rate - 3.140%) (A)	04-12-24	4.966	4,970,000	4,968,104
Federal Farm Credit Bank (SOFR + 0.080%) (A)	07-22-24	4.968	2,000,000	2,000,000
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.070%) (A)	10-04-24	4.968	6,762,000	6,762,000
Federal Farm Credit Bank (SOFR + 0.025%) (A)	10-26-23	4.971	5,558,000	5,556,182
8	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.150%) (A)	02-03-25	4.980	3,461,000	$3,461,000
Federal Farm Credit Bank (SOFR + 0.320%) (A)	06-09-23	4.987	81,000	81,034
Federal Farm Credit Bank (SOFR + 0.085%) (A)	07-22-24	4.989	3,385,000	3,384,337
Federal Farm Credit Bank (Prime rate - 3.085%) (A)	08-08-24	5.010	6,768,000	6,765,693
Federal Farm Credit Bank (Prime rate - 3.090%) (A)	11-02-23	5.011	5,091,000	5,090,040
Federal Farm Credit Bank (SOFR + 0.125%) (A)	03-07-25	5.014	1,735,000	1,735,000
Federal Farm Credit Bank (Prime rate - 3.040%) (A)	10-17-24	5.029	4,000,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.140%) (A)	11-07-24	5.029	3,106,000	3,106,000
Federal Farm Credit Bank (SOFR + 0.120%) (A)	01-22-24	5.031	1,716,000	1,715,701
Federal Farm Credit Bank (SOFR + 0.150%) (A)	03-20-24	5.039	2,156,000	2,156,000
Federal Farm Credit Bank (SOFR + 0.110%) (A)	02-14-25	5.053	1,981,000	1,979,133
Federal Farm Credit Bank (SOFR + 0.170%) (A)	01-23-25	5.059	5,243,000	5,243,000
Federal Farm Credit Bank (SOFR + 0.180%) (A)	03-20-25	5.069	3,458,000	3,458,000
Federal Farm Credit Bank (SOFR + 0.200%) (A)	12-05-24	5.090	6,000,000	6,000,000
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	01-09-25	5.090	2,798,000	2,798,000
Federal Farm Credit Bank (Prime rate - 2.950%) (A)	12-16-24	5.120	3,111,000	3,111,000
Federal Farm Credit Bank (Prime rate - 3.160%) (A)	05-18-23 to 07-26-23	4.907 to 4.914	11,653,000	11,652,806
Federal Farm Credit Bank (SOFR + 0.135%) (A)	11-06-23 to 09-05-24	4.945 to 5.024	2,440,000	2,440,320
Federal Farm Credit Bank (Prime rate - 3.120%) (A)	10-24-23 to 01-08-24	4.948 to 5.032	8,719,000	8,717,406
Federal Farm Credit Bank (SOFR + 0.030%) (A)	04-06-23 to 10-20-23	4.915 to 4.992	30,320,000	30,318,713
Federal Farm Credit Bank (SOFR + 0.040%) (A)	01-25-24 to 03-18-24	4.922 to 4.928	15,138,000	15,138,205
Federal Farm Credit Bank	05-23-23 to 02-08-24	3.208 to 5.212	22,816,000	22,503,296
Federal Home Loan Bank (SOFR + 0.020%) (A)	04-21-23	4.907	6,915,000	6,915,000
Federal Home Loan Bank (SOFR + 0.070%) (A)	04-03-23	4.958	17,135,000	17,135,000
Federal Home Loan Bank (SOFR + 0.080%) (A)	06-14-23	4.968	8,675,000	8,675,000
Federal Home Loan Bank (SOFR + 0.085%) (A)	07-03-23	4.973	4,885,000	4,885,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	9

	Maturity date	Yield (%)	Par value^	Value
Federal Home Loan Bank (SOFR + 0.090%) (A)	08-21-23	4.978	10,265,000	$10,265,000
Federal Home Loan Bank (SOFR + 0.150%) (A)	01-30-25	5.039	5,200,000	5,200,000
Federal Home Loan Bank (SOFR + 0.030%) (A)	04-25-23 to 05-18-23	4.917	27,690,000	27,690,000
Federal Home Loan Bank (SOFR + 0.045%) (A)	05-02-23 to 05-23-23	4.933	20,400,000	20,400,000
Federal Home Loan Bank (SOFR + 0.100%) (A)	06-22-23 to 09-21-23	4.988	17,190,000	17,190,000
Federal Home Loan Bank (SOFR + 0.120%) (A)	09-06-23 to 03-06-24	5.009	13,320,000	13,320,000
Federal Home Loan Bank (SOFR + 0.050%) (A)	07-18-23 to 07-24-23	4.938	27,685,000	27,685,000
Federal Home Loan Bank (SOFR + 0.060%) (A)	04-06-23 to 04-18-23	4.948	35,755,000	35,755,000
Federal Home Loan Bank (SOFR + 0.055%) (A)	04-03-23 to 08-22-23	4.943	23,535,000	23,535,000
Federal Home Loan Bank (SOFR + 0.040%) (A)	05-03-23 to 10-06-23	4.928	51,555,000	51,555,000
Federal Home Loan Bank	04-10-23 to 04-03-24	2.206 to 5.455	295,361,000	293,099,178
Federal Home Loan Mortgage Corp.	04-05-23 to 11-13-23	3.674 to 4.892	33,199,000	32,823,060

Federal National Mortgage Association	05-22-23 to 04-26-24	2.684 to 5.200	27,694,000	27,568,307
U.S. Government 3.2%				$40,474,569
(Cost $40,474,569)
U.S. Treasury Note (3 month USBMMY + 0.034%) (A)	04-30-23	4.634	17,321,000	17,323,704

U.S. Treasury Note (3 month USBMMY - 0.075%) (A)	04-30-24	4.715	10,000,000	10,000,543
U.S. Treasury Note (3 month USBMMY + 0.037%) (A)	07-31-24	4.841	13,151,500	13,150,322

	Par value^	Value
Repurchase agreement 25.0%		$314,334,000
(Cost $314,334,000)
Barclays Tri-Party Repurchase Agreement dated 3-31-23 at 4.750% to be repurchased at $17,506,927 on 4-3-23, collateralized by $18,441,326 U.S. Treasury Inflation Indexed Notes, 0.125% due 10-15-25 (valued at $17,857,169)	17,500,000	17,500,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-23 at 4.750% to be repurchased at $69,527,510 on 4-3-23, collateralized by $2,765,000 U.S. Treasury Bonds, 3.000% due 5-15-42 (valued at $2,455,991) and $68,460,000 U.S. Treasury Notes, 3.500% due 2-15-33 (valued at $68,462,132)	69,500,000	69,500,000
10	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase Agreement with State Street Corp. dated 3-31-23 at 2.130% to be repurchased at $334,059 on 4-3-23, collateralized by $342,200 U.S. Treasury Notes, 3.875% due 3-31-25 (valued at $340,690)	334,000	$334,000
Repurchase Agreement with State Street Corp. dated 3-31-23 at 4.820% to be repurchased at $227,091,178 on 4-3-23, collateralized by $72,237,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-26 (valued at $86,585,088) and and $158,195,300 U.S. Treasury Notes, 0.875% - 1.875% due 6-30-26 (valued at $144,954,946)	227,000,000	227,000,000

Total investments (Cost $1,261,232,752) 100.4%		$1,261,232,752
Other assets and liabilities, net (0.4)%		(5,145,384)
Total net assets 100.0%		$1,256,087,368

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $1,261,232,752.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $946,898,752)	$946,898,752
Repurchase agreements, at value (Cost $314,334,000)	314,334,000
Total investments, at value (Cost $1,261,232,752)	1,261,232,752
Cash	903
Interest receivable	5,067,510
Receivable for fund shares sold	6,288,953
Receivable from affiliates	10,387
Other assets	162,635
Total assets	1,272,763,140
Liabilities
Distributions payable	20,995
Payable for investments purchased	14,772,000
Payable for fund shares repurchased	1,567,259
Payable to affiliates
Accounting and legal services fees	50,644
Transfer agent fees	115,426
Distribution and service fees	10,383
Other liabilities and accrued expenses	139,065
Total liabilities	16,675,772
Net assets	$1,256,087,368
Net assets consist of
Paid-in capital	$1,256,085,524
Total distributable earnings (loss)	1,844
Net assets	$1,256,087,368

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,244,589,948 ÷ 1,244,590,348 shares)	$1.00
Class C ($11,497,420 ÷ 11,497,205 shares)[1]	$1.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
12	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Interest	$32,444,181
Expenses
Investment management fees	4,128,058
Distribution and service fees	3,075,172
Accounting and legal services fees	212,490
Transfer agent fees	1,371,983
Trustees’ fees	23,506
Custodian fees	185,794
State registration fees	128,296
Printing and postage	149,912
Professional fees	78,160
Other	46,838
Total expenses	9,400,209
Less expense reductions	(3,162,689)
Net expenses	6,237,520
Net investment income	26,206,661
Increase in net assets from operations	$26,206,661
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Money Market Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$26,206,661	$32,078
Net realized gain	—	139,451
Increase in net assets resulting from operations	26,206,661	171,529
Distributions to shareholders
From earnings
Class A	(25,926,014)	(180,605)
Class C	(278,803)	(1,784)
Total distributions	(26,204,817)	(182,389)
From fund share transactions	171,467,719	116,177,037
Total increase	171,469,563	116,166,177
Net assets
Beginning of year	1,084,617,805	968,451,628
End of year	$1,256,087,368	$1,084,617,805
14	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.021	—[2]	—[2]	0.014	0.016
Net realized and unrealized gain (loss) on investments	—[2]	—[2]	—[2]	—[2]	—[2]
Total from investment operations	0.021	—[2]	—[2]	0.014	0.016
Less distributions
From net investment income	(0.021)	—[2]	—[2]	(0.014)	(0.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	2.17	0.02[4]	0.01[4]	1.45	1.56
Ratios and supplemental data
Net assets, end of period (in millions)	$1,245	$1,072	$956	$835	$613
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.78	0.80	0.82	0.83
Expenses including reductions	0.52	0.07[4]	0.20[4]	0.56	0.57
Net investment income	2.20	—[4,5]	0.01[4]	1.42	1.57

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield.
[5]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Money Market Fund	15

CLASS C SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.021	—[2]	—[2]	0.014	0.016
Net realized and unrealized gain (loss) on investments	—[2]	—[2]	—[2]	—[2]	—[2]
Total from investment operations	0.021	—[2]	—[2]	0.014	0.016
Less distributions
From net investment income	(0.021)	—[2]	—[2]	(0.014)	(0.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	2.17	0.02[5]	0.01[5]	1.45	1.56
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$13	$12	$15	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	1.53	1.55	1.57	1.58
Expenses including reductions	0.52	0.07[5]	0.20[5]	0.56	0.57
Net investment income	2.16	—[5,6]	0.01[5]	1.45	1.55

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield.
[6]	Less than 0.005%.
16	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund’s shares could go down in price, meaning that you can lose money by investing in the fund.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class C shares are closed to new investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant per share of $1.00, but there can be no assurance that it will be able to do so.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2023, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
ANNUAL REPORT | JOHN HANCOCK Money Market Fund	17

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2023 were $7,210.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily and pays monthly, as long as class income exceeds class expense on each day. Capital gain distributions, if any, are typically distributed annually.
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The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	$26,204,817	$182,389
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $1,844 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2023.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $500 million of the fund’s aggregate net assets; (b) 0.425% of the next $250 million of the fund’s aggregate net assets; (c) 0.375% of the next $250 million of the fund’s aggregate net assets; (d) 0.350% of the next $500 million of the fund’s aggregate net assets; (e) 0.325% of the next $500 million of the fund’s aggregate net assets; (f) 0.300% of the next $500 million of the fund’s aggregate net assets; and (g) 0.275% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and Money Market Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
ANNUAL REPORT | JOHN HANCOCK Money Market Fund	19

For the year ended March 31, 2023, the expense reductions described above amounted to the following:
Class	Advisor expense reduction
Class A	$86,567
Class C	950
Total	$87,517
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The Distributor has contractually agreed to waive Rule 12b-1 fees on Class A and Class C shares to the extent necessary to achieve aggregate fees paid to the Distributor of 0.00%. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.
The total amounts waived by the Distributor were $2,946,183 and $128,989, for Class A and Class C shares, respectively, for the year ended March 31, 2023.
Sales charges. Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2023, CDSCs received by the Distributor amounted to $31,661 and $812 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five
20	JOHN HANCOCK Money Market Fund | ANNUAL REPORT

categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,946,183	$1,357,116
Class C	128,989	14,867
Total	$3,075,172	$1,371,983
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2023 and 2022 were as follows:
	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	793,362,180	$793,362,181	621,498,083	$621,498,085
Distributions reinvested	25,661,639	25,661,639	176,026	176,026
Repurchased	(646,477,346)	(646,477,347)	(505,989,908)	(505,989,909)
Net increase	172,546,473	$172,546,473	115,684,201	$115,684,202
Class C shares
Sold	9,989,664	$9,989,663	10,089,245	$10,089,244
Distributions reinvested	273,990	273,990	1,754	1,754
Repurchased	(11,342,407)	(11,342,407)	(9,598,163)	(9,598,163)
Net increase (decrease)	(1,078,753)	$(1,078,754)	492,836	$492,835
Total net increase	171,467,720	$171,467,719	116,177,037	$116,177,037
ANNUAL REPORT | JOHN HANCOCK Money Market Fund	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of John Hancock Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Money Market Fund (one of the funds constituting John Hancock Current Interest, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Money Market Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	25

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1986	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
26	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	27

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
28	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of each month are filed with the SEC on FOrm N-MFP. The fund’s Form N-MFP filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2833375	44A 3/23
5/2023

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $33,531 for the fiscal year ended March 31, 2023 and $31,791 for the fiscal year ended March 31, 2022 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and software licensing fees. Amounts billed to the registrant amounted to $586 for the fiscal year ended March 31, 2023 and $781 for the fiscal year ended March 31, 2022.

In addition, amounts billed to control affiliates were $121,890 and $119,500 for the fiscal years ended March 31, 2023 and 2022, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $3,061 for the fiscal year ended March 31, 2023, and $2,915 for the fiscal year ended March 31, 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $163 for the fiscal year ended March 31, 2023 and $199 for the fiscal year ended March 31, 2022 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended March 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,202,146 for the fiscal year ended March 31, 2023 and $966,835 for the fiscal year ended March 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

Peter S. Burgess – retired effective December 31, 2022

William H. Cunningham

Patricia Lizarraga, effective September 20, 2022

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	May 4, 2023
By:	/s/ Charles A. Rizzo
------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 4, 2023